Capital and Reserves - Summary of Tax Attributable to Components of Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Total tax recognised in other comprehensive income for the year	£ 18	£ 131	£ (15)
Hedging Reserve
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Total tax recognised in other comprehensive income for the year	44	56	18
Retained Earnings
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
actuarial losses/(gains) in respect of subsidiaries	(26)	75	(33)
Owners of the Parent
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Total tax recognised in other comprehensive income for the year	£ 18	£ 131	£ (15)